Intangible Assets - Schedule of Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capitalized Computer Software, Net [Abstract]
Capitalized software development costs, Gross Carrying Amount	$ 19,815	$ 9,270
Capitalized software development costs, Accumulated Amortization	(5,869)	(1,790)
Capitalized software development costs, Net Carrying Amount	$ 13,946	$ 7,480